Brown Advisory Small-Cap Fundamental Value Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 88.0%	Shares	Value
Communication Services - 5.2%
Cable One, Inc.	49,908	$17,457,319
IAC, Inc. (a)	245,242	13,198,925
Nexstar Media Group, Inc.	167,901	27,762,430
Shutterstock, Inc.	549,315	19,429,272
		77,847,946

Consumer Discretionary - 10.9%
La-Z-Boy, Inc.	422,067	18,119,336
Modine Manufacturing Co. (a)	373,812	49,638,495
Monarch Casino & Resort, Inc.	136,833	10,846,752
Monro, Inc.	443,220	12,791,329
Murphy USA, Inc.	27,102	13,357,763
Signet Jewelers Ltd.	390,655	40,292,157
Vista Outdoor, Inc. (a)	442,228	17,326,493
		162,372,325

Consumer Staples - 3.3%
Nomad Foods Ltd.	1,452,708	27,688,614
TreeHouse Foods, Inc. (a)	513,466	21,555,303
		49,243,917

Energy - 5.8%
Bristow Group, Inc. (a)	537,416	18,642,961
Expro Group Holdings NV (a)	501,257	8,606,583
Oceaneering International, Inc. (a)	981,064	24,399,062
REX American Resources Corp. (a)	377,036	17,452,996
Sitio Royalties Corp. - Class A	794,557	16,558,568
		85,660,170

Financials - 27.5%
Amalgamated Financial Corp.	504,034	15,811,547
Assured Guaranty Ltd.	332,498	26,440,241
Bancorp, Inc. (a)	943,269	50,464,891
Dime Community Bancshares, Inc.	597,679	17,213,155
Eastern Bankshares, Inc.	1,718,344	28,163,658
First Interstate BancSystem, Inc.	496,433	15,230,564
Hanover Insurance Group, Inc.	173,851	25,749,072
Horace Mann Educators Corp.	564,519	19,729,939
MGIC Investment Corp.	1,108,876	28,387,226
NCR Atleos Corp. (a)	1,412,288	40,292,577
Old National Bancorp	1,405,165	26,220,379
Pacific Premier Bancorp, Inc.	906,601	22,810,081
Peapack-Gladstone Financial Corp.	306,717	8,407,113
Peoples Bancorp, Inc.	472,305	14,211,657
Seacoast Banking Corp. of Florida	580,383	15,467,207
Virtus Investment Partners, Inc.	51,230	10,730,123
White Mountains Insurance Group Ltd.	12,229	20,742,830
WSFS Financial Corp.	440,906	22,481,797
		408,554,057

Health Care - 3.0%
Avanos Medical, Inc. (a)	1,026,908	24,676,599
Patterson Cos., Inc.	943,949	20,615,846
		45,292,445

Industrials - 13.8%
Albany International Corp. - Class A	254,166	22,582,649
Curtiss-Wright Corp.	81,637	26,833,266
EnPro Industries, Inc.	171,206	27,766,189
Kadant, Inc.	69,739	23,571,782
Leonardo DRS, Inc. (a)	387,907	10,946,736
Mueller Water Products, Inc. - Class A	734,734	15,943,728
Sensata Technologies Holding PLC	802,907	28,792,245
Tennant Co.	316,537	30,400,213
Thermon Group Holdings, Inc. (a)	615,418	18,364,073
		205,200,881

Information Technology - 6.1%
Bel Fuse, Inc. - Class A	108,943	10,832,202
Crane NXT Co.	318,285	17,855,789
CTS Corp.	442,756	21,420,535
NCR Voyix Corp. (a)	2,489,766	33,786,125
PC Connection, Inc.	83,951	6,332,424
		90,227,075

Materials - 6.3%
Eagle Materials, Inc.	182,774	52,574,941
Ingevity Corp. (a)	390,999	15,248,961
Orion S.A.	1,419,229	25,276,469
		93,100,371

Utilities - 6.1%
Portland General Electric Co.	403,889	19,346,283
Star Group L.P.	617,328	7,247,431
Talen Energy Corp. (a)	356,911	63,615,816
		90,209,530
TOTAL COMMON STOCKS (Cost $965,485,578)		1,307,708,717

REAL ESTATE INVESTMENT TRUSTS - 8.8%
Equity Commonwealth (a)	1,616,546	32,169,266
Essential Properties Realty Trust, Inc.	855,041	29,199,650
Getty Realty Corp.	384,388	12,227,382
Global Medical REIT, Inc.	832,896	8,253,999
Global Net Lease, Inc.	1,501,527	12,642,857
Ladder Capital Corp. - Class A	1,843,940	21,389,704
SITE Centers Corp.	239,209	14,472,145
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $106,335,630)		130,355,003

SHORT-TERM INVESTMENTS - 3.3%
Money Market Funds - 3.3%
First American Government Obligations Fund - Class Z, 4.78% (b)	48,940,436	48,940,436
TOTAL SHORT-TERM INVESTMENTS (Cost $48,940,436)		48,940,436

TOTAL INVESTMENTS - 100.1% (Cost $1,120,761,644)		1,487,004,156
Liabilities in Excess of Other Assets - (0.1)%		(807,496)
TOTAL NET ASSETS - 100.0%		$1,486,196,660

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3

Common Stocks	$1,307,708,717	$–	$–
Real Estate Investment Trusts	130,355,003	–	–
Money Market Funds	48,940,436	–	–
Total Investments	$1,487,004,156	$–	$–